SUBSEQUENT EVENT (Details) (Subsequent event, AutoNavi Software, Taxation, USD $) In Millions, unless otherwise specified	1 Months Ended
Mar. 31, 2013
Subsequent event | AutoNavi Software | Taxation
Subsequent event
Preferential income tax rate to which the entity is entitled upon being qualified as a key software company	10.00%
Decrease of income tax expense resulting from preferential tax rate	$ 1.5